Summary of Significant Accounting Policies - Schedule of Intangible Asset (Details)	Dec. 31, 2025
Licensed software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years